Annual Fund Operating Expenses - NVIT Investor Destinations Moderately Aggressive Fund	Apr. 30, 2021
Class II Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.86%
Class P Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	0.71%